Shareholder Fees	Aug. 31, 2026 USD ($)
Applied Finance Dividend Fund | Applied Finance Dividend Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Applied Finance Dividend Fund | Applied Finance Dividend Fund Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Applied Finance Explorer Fund | Applied Finance Explorer Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Applied Finance Explorer Fund | Applied Finance Explorer Fund Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Applied Finance Select Fund | Applied Finance Select Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Applied Finance Select Fund | Applied Finance Select Fund Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0